Business Acquisitions (Tables)	12 Months Ended
Dec. 29, 2012
Purchase Price Allocations for Business Acquisitions

The following table summarizes the purchase price allocations for the 2012 business acquisitions as follows (in thousands):

Accounts receivable	$25,083
Inventories	26,076
Property and equipment	21,107
Goodwill	15,213
Other intangible assets	44,126
Accounts payable	(16,634)
Accrued expenses and other current liabilities	(8,930)

Cash used in acquisitions	$106,041